2 Regulatory framework (Details) - ENRE [member]	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of information about activities subject to rate regulation [line items]
Date of application	Aug. 20	Feb. 20	Aug. 19	[1]
CPD adjustment	12.97%	24.65%	19.05%

[1]	The CPD adjustment applicable in August 2019 was deferred until January 2020 by means of the Electricity Rate Schedule Maintenance Agreement, and was finally not applied.